================================================================================

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                October 31, 1999
                               ------------------


                                   Value Line
                                   Convertible
                                   Fund, Inc.






                                     [LOGO]
                               ------------------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Convertible Fund, Inc.


                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

I am pleased to report that The Value Line Convertible Fund returned 10.26% for the six months ended October 31, 1999. The fund's performance exceeded by a wide margin the results of its competitors. As shown below, your Fund more than tripled the Lipper Convertible Peer Group Average (a collection of convertible funds) and the unmanaged Value Line Convertible Index, a proxy for the domestic convertible market with over 600 convertible securities.

                                           6 Mos.
                                          10/31/99
                                          --------
o Value Line Convertible Fund............   10.26%
o Lipper Convertible Peer Group Avg......    2.86%
o Value Line Convertible Index ..........    2.99%
o S&P 500................................    2.74%
o Russell 2000...........................   -0.25%
o Lehman Brothers Gov/Corp...............   -0.55%
o Lehman High Yield Bond.................   -3.60%

Since our last report, the financial markets have weathered two interest rate hikes by the Federal Reserve Board. Interest rates, represented by the thirty-year Treasury bond, trended higher from 5.53% to 6.16% and prices consequently fell, resulting in slightly negative returns for bonds. On the other hand, equities were mixed, with the S&P 500 index eking out a small gain of 2.74% while the Russell 500 index slipped 0.25% for the period.

Your Fund benefited from a market weight (previously underweight) in the top performing telecommunications and technology sectors. Additionally, several new issues were purchased at favorable prices relative to the general market. As these issues returned to fair value, returns were enhanced.

The outlook for the markets is mixed. We approach the relatively high equity valuations with caution, while we anticipate good economic growth, moderate earnings growth and muted inflation. This will take the pressure off interest rates, allowing them to drop below 6% next year on the 30-year Treasury bond. Gently declining interest rates will support higher equity prices well into the next millennium and, therefore, excellent risk-adjusted performance by convertible securities. We believe that a sound investment policy includes an allocation to convertible securities to spread risk and enhance overall results.

Our strategy is to maintain our focus on convertible securities and to lower risk by continuing to focus on the more liquid, larger capitalization and higher quality convertibles. The number of positions held by your Fund will likely increase, as we seek to increase diversification and reduce the significance of any one position in the portfolio. Our discipline continues to emphasize convertibles that offer favorable leverage. Favorable leverage is a balance between potential securities with solid fundamentals and a high rank in the Value Line Convertible Survey.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.

                                                       Sincerely,


                                                       /s/ Jean Bernhard Buttner
                                                       Jean Bernhard Buttner
                                                       Chairman and President

December 3, 1999

--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.

Convertible Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The American economy continues to perform well as we approach the new year. Evidence of this healthy level of business activity can be found in the strong pace of manufacturing, the healthy rate at which new jobs are being created, and the generally solid performance by the consumer sector. Overall, we estimate that GDP growth, which probably averaged, or even exceeded, 4% in the final quarter of 1999, will come in at still-respectable 3%, or so, in 2000. Indeed, the long-lived expansion, which will soon enter its tenth year, could well start a second decade in 2001.

Inflationary pressures, meanwhile, continue to be held at bay, in spite of a tightening labor market, with strong increases in productivity being at least partially responsible for this pricing stability. Nevertheless, a slight increase in pricing pressures does seem possible over the next several quarters. The Federal Reserve, taking note of this possibly somewhat higher expense structure, is likely to maintain a neutral to at most modestly restrictive monetary stance in the months ahead.

Performance Data:*

                                 Average    Growth of
                                 Annual     an Assumed
                                  Total     Investment
                                 Return     of $10,000
                                 ------     ----------
 1 year ended 9/30/99.........   16.43%      $11,643
 5 years ended 9/30/99........   12.65%       18,140
10 years ended 9/30/99........   10.65%       27,509


* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The average annual total returns at October 31, 1999 for the one-year, five-year and 10-year periods were 21.84%, 14.01%, and 11.80%, respectively.

--------------------------------------------------------------------------------
                                                                               3

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

================================================================================

   Principal
    Amount                                                    Value
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES (46.8%)

                 AEROSPACE/DEFENSE
                   (0.4%)
     $ 500,000   Kellstrom Industries, Inc.
                    5 1/2%, 6/15/03.................       $ 328,750

                 AUTO PARTS--ORIGINAL
                   EQUIPMENT (1.2%)
     1,000,000   Magna International Inc.
                    4 7/8%, 2/15/05.................         887,500

                 COMPUTER &
                   PERIPHERALS (1.9%)
     1,000,000   VERITAS Software Corp.
                    1.856%, 8/13/06.................       1,387,500

                 COMPUTER SOFTWARE
                   & SERVICES (3.9%)
       500,000   Affiliated Computer
                    Services Inc. 4%,
                    3/15/05.........................         543,125
     1,000,000   Citrix Systems Inc.
                    Zero Coupon, Series 144A,
                    3/22/19* .......................         508,750
       250,000   Comverse Technology, Inc.
                    4 1/2%, 7/1/05..................         664,063
       500,000   Siebel Systems, Inc. Series
                    144A, 51/2%, 9/15/06*...........         663,750
       500,000   USinternetworking, Inc.
                    Series 144A,
                    7%, 11/1/04*....................         513,125
                                                          ----------
                                                           2,892,813

                 DRUG (2.0%)
     1,000,000   Athena Neurosciences Inc.
                    4 3/4%, 11/15/04................         978,750
       500,000   Inhale Therapeutic
                    Systems, Inc. Series 144A,
                    6 3/4%, 10/13/06* ..............         508,125
                                                          ----------
                                                           1,486,875

                 ELECTRONICS (3.4%)
     $ 500,000   Safeguard Scientifics, Inc.
                    Series 144A, 5%,
                    6/15/06*........................         638,125
       500,000   Sanmina Corp. 4 1/4%,
                    Series 144A, 5/1/04*............         602,500
     2,000,000   Solectron Corp. Zero
                    Coupon, 1/27/19*................       1,262,500
                                                          ----------
                                                           2,503,125

                 ENTERTAINMENT (3.2%)
     1,000,000   Clear Channel
                    Communications, Inc.
                    2 5/8%, 4/1/03..................       1,411,250
     1,000,000   Merrill Lynch & Co., Inc.
                    0.25%, 5/10/06
                    (exchangeable into
                    Time Warner Inc.)...............         971,250
                                                          ----------
                                                           2,382,500

                 FOREIGN
                   TELECOMMUNICATIONS
                   (2.1%)
       500,000   Global Telesystems Group, Inc.
                    5 3/4%, 7/1/10..................         523,125
     1,000,000   Telefonos de Mexico S.A.
                    4 1/4%, 6/15/04.................       1,047,500
                                                          ----------
                                                           1,570,625

                 INSURANCE (PROPERTY/  CASUALTY) (3.3%)
     1,000,000   Berkshire Hathaway Inc.
                    1%, 12/2/01.....................       2,436,250

                 INTERNET (3.0%)
       500,000   DoubleClick Inc. Series 144A,
                    4 3/4%, 3/15/06*................         917,500
       600,000   MindSpring Enterprises, Inc.
                    5%, 4/15/06.....................         581,250
       500,000   VerticalNet, Inc. Series 144A,
                    5 1/4%, 9/27/04*................         757,500
                                                          ----------

                                                           2,256,250

--------------------------------------------------------------------------------
4

                                               Value Line Convertible Fund, Inc.

                                                                October 31, 1999

================================================================================

   Principal
    Amount                                                    Value
--------------------------------------------------------------------------------

                 MEDICAL SERVICES (1.7%)
    $1,000,000   Affymetrix, Inc. Series 144A,
                    5%, 10/1/06*....................       $ 960,000
       500,000   WellPoint Health
                    Networks Inc.
                    Zero Coupon, 7/2/19 ............         291,250
                                                          ----------
                                                           1,251,250

                 OILFIELD SERVICES/
                   EQUIPMENT (1.4%)
     1,000,000   Diamond Offshore Drilling
                    Inc. 3 3/4%, 2/15/07............       1,027,500

                 PETROLEUM--
                   INTEGRATED (1.3%)
     1,000,000   Texaco Capital Inc.
                    3 1/2%, 8/5/04..................         990,000

                 R.E.I.T. (1.2%)
     1,000,000   Healthcare Realty Trust, Inc.
                    6.55%, 3/14/02..................         915,000

                 RETAIL--
                   SPECIAL LINES (0.8%)
     1,000,000   AnnTaylor Stores Corp.
                    Series 144A, .55%,
                    6/18/19*........................         583,750

                 RETAIL STORE (1.3%)
     1,000,000   Costco Companies, Inc.
                    Zero Coupon, 8/19/17............         951,250

                 SEMICONDUCTOR (3.9%)
       500,000   Conexant Systems, Inc.
                    4 1/4%, 5/1/06..................       1,045,625
       500,000   Lattice Semiconductor Corp.
                    Series 144A, 43/4%,
                    11/1/06* .......................         541,875
       500,000   Level One Communications,
                    Inc. 4%, 9/1/04.................       1.285,625
                                                          ----------
                                                           2,873,125

                 TELECOMMUNICATION
                   SERVICES (10.8%)
    $1,500,000   American Tower Corp.
                    Series 144A, 2 1/4%,
                    10/15/09*.......................       1,010,625
     2,000,000   Bell Atlantic Financial
                    Services Inc. Series 144A,
                    4 1/4%, 9/15/05*................       2,110,000
       700,000   Comcast Corp. 2%, 10/15/29
                    (exchangeable into Sprint
                    Corp.--PCS Group)...............         579,250
       200,000   CoreComm Limited Series
                    144A, 6%, 10/1/06*..............         223,750
     1,000,000   Gilat Satellite
                    Networks Ltd. 6 1/2%,
                    6/3/04..........................       1,303,750
       500,000   ITC Deltacom, Inc.
                    Series 144A,
                    4 1/2%, 5/15/06*................         548,750
     1,000,000   Level 3 Communications,
                    Inc. 6%, 9/15/09................       1,228,750
       500,000   Nextel Communications, Inc.
                    Series 144A, 43/4%,
                    7/1/07*.........................         966,875
                                                          ----------
                                                           7,971,750
                                                          ----------

                 TOTAL CONVERTIBLE
                 CORPORATE BONDS
                 & NOTES
                 (Cost $29,840,648) ................     $34,695,813
                                                         -----------

--------------------------------------------------------------------------------
                                                                               5

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)

================================================================================

    Shares                                                    Value
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (20.7%)

                 BANK (3.3%)
        10,000   BCP International Bank Ltd.
                    $4.00 exchangeable
                    Series "A"......................      $1,040,000
        50,000   National Australia Bank,
                    Ltd. Cap Units 7 7/8%,
                    exchangeable Pfd. ..............       1,409,375
                                                          ----------
                                                           2,449,375

                 CABLE TV (1.1%)
         5,000   Adelphia Communications
                    Corp.  5 1/2%,
                    Series "D" Pfd. ................         856,562

                 COMPUTER SOFTWARE
                   & SERVICES (0.3%)
         5,000   Verio Inc. 6 3/4%,
                    Series 144A Pfd.*...............         237,500

                 ELECTRIC UTILITY--
                   CENTRAL (0.7%)
        10,000   AES Corporation (The)
                    Trust III  63/4%, Pfd. .........         504,375

                 ELECTRIC UTILITY--
                   WEST (0.7%)
        10,000   Calpine Corp. Capital Trust
                    53/4%, Pfd......................         540,625

                 ENTERTAINMENT (2.6%)
         4,000   EMMIS Communications
                    Corp.  6 1/4%,
                    Series "A" Pfd. ................         224,000
        10,000   Entercom Communications
                    Corp. Capital Trust
                    6 1/4%, Pfd. ...................         646,250
        15,000   Reliant Energy, Inc.
                    Variable Rate
                    Pfd. (exchangeable into
                    Time Warner Inc.)...............       1,053,750
                                                          ----------
                                                           1,924,000

                 INTERNET (1.1%)
        20,000   PSINet Inc. 6 3/4%,
                    Series "C" Pfd..................         795,000

                 PACKAGING &
                   CONTAINER (2.2%)
       30,000    Sealed Air Corp.
                    $2.00 exchangeable
                    Series "A" .....................       1,620,000

                 PETROLEUM--
                   PRODUCING (1.0%)
        20,000   Apache Corp. 6 1/2%,
                    Series "C" Pfd..................         716,000

                 RAILROAD (0.9%)
        14,500   Union Pacific Capital
                    Trust 6 1/4%, Pfd...............         701,438

                 TELECOMMUNICATION
                   SERVICES (6.8%)

        10,000   Broadwing Inc.
                    6 3/4%, Pfd.....................         420,625
        10,000   Global Crossing Ltd. 6 3/8%,
                    Series 144A Pfd.*...............       1,000,000
        10,000   ICG Communications, Inc.
                    6 3/4%, Pfd.....................         426,250
         3,000   McLeodUSA, Inc.
                    6 3/4%, Series "A" Pfd..........       1,237,125
        10,000   MediaOne Group, Inc.
                    6 1/4%, Pfd.....................       1,040,000
        20,000   MediaOne Group, Inc.
                    7%, Pfd.........................         912,500
                                                          ----------
                                                           5,036,500
                                                          ----------

                 TOTAL CONVERTIBLE
                 PREFERRED STOCKS
                 (Cost $13,955,455) ................     $15,381,375
                                                         -----------


--------------------------------------------------------------------------------
6

                                               Value Line Convertible Fund, Inc.

                                                                October 31, 1999

================================================================================

    Shares                                                    Value
--------------------------------------------------------------------------------

COMMON STOCKS (4.2%)

                 COMPUTER &
                   PERIPHERALS (2.0%)
        10,000   Cisco Systems, Inc.**..............      $  740,000
        10,000   EMC Corp.**........................         730,000
                                                          ----------
                                                           1,470,000

                 RETAIL BUILDING
                   SUPPLY (1.0%)
        10,000   Home Depot, Inc. (The).............         755,000

                 TELECOMMUNICATION
                   SERVICES (1.2%)
        10,000   MCI WorldCom, Inc.**...............         858,125
                                                          ----------

                 TOTAL COMMON
                 STOCKS
                 (Cost $1,579,379) .................       3,083,125
                                                          ----------


                 TOTAL INVESTMENT
                 SECURITIES (71.7%)
                 (Cost $45,375,482) ................      53,160,313
                                                          ----------


   Principal
    Amount                                                    Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (29.0%)
(including accrued interest)

   $5,400,000    Collateralized by $4,299,000
                    U.S. Treasury Bonds 8 3/4%,
                    due 5/15/20, with a value
                    of $5,533,708 (with Warburg
                    Dillon Read LLC, 5.22%,
                    dated 10/29/99, due 11/1/99,
                    delivery value
                    $5,402,349).....................      $5,402,349

    $5,400,000   Collateralized by $5,520,000
                    U.S. Treasury Notes 5%,
                    due 2/28/01, with a value
                    of $5,513,235 (with State
                    Street Bank & Trust
                    Company 5.18%, dated
                    10/29/99, due 11/1/99,
                    delivery value
                    $5,402,331) ....................      $5,402,331

     5,400,000   Collateralized by $4,780,000
                    U.S. Treasury Bonds 9 1/8%,
                    due 5/15/09, with a value
                    of $5,526,146 (with Morgan
                    Stanley & Co., Incorporated,
                    5.16%, dated 10/29/99,
                    due 11/1/99, delivery value
                    $5,402,322) ....................       5,402,322

     5,300,000   Collateralized by $5,356,000
                    U.S. Treasury Notes 5 5/8%,
                    due 12/31/02, with a value
                    of $5,411,544 (with Banc
                    One Capital Markets, Inc.,
                    5.18%, dated 10/29/99,
                    due 11/1/99, delivery
                    value $5,302,288) ..............       5,302,288
                                                          ----------

                 Total Repurchase Agreements
                 (Cost $21,509,290) ................      21,509,290
                                                          ----------


EXCESS OF LIABILITIES
OVER CASH AND
RECEIVABLES (-0.7%) ................................        (541,335)
                                                          ----------

NET ASSETS (100.0%) ................................     $74,128,268
                                                         ===========


NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($74,128,268 / 5,343,744
shares outstanding) ................................          $13.87
                                                         ===========

* Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

**   Non-income producing.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                               7

Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities
at October 31, 1999 (unaudited)
================================================================================

Assets:
Investment securities, at value
  (Cost--$45,375,482) .....................................          $53,160,313
Repurchase agreements
  (Cost--$21,509,290) .....................................           21,509,290
Cash ......................................................               56,703
Receivable for securities sold ............................            4,506,915
Receivable for capital shares sold ........................              394,685
Interest and dividends receivable .........................              269,003
                                                                     -----------
    Total Assets ..........................................           79,896,909
                                                                     -----------
Liabilities:
Payable for securities purchased ..........................            5,586,070
Payable for capital shares repurchased ....................               71,874
Accrued expenses:
  Advisory fee ............................................               66,795
  Other ...................................................               43,902
                                                                     -----------
    Total Liabilities .....................................            5,768,641
                                                                     -----------
Net Assets ................................................          $74,128,268
                                                                     ===========
Net assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000,
  outstanding 5,343,744 shares) ...........................          $ 5,343,744
Additional paid-in capital ................................           60,564,856
Undistributed net investment income .......................              168,933
Undistributed net realized gain
  on investments ..........................................              265,904
Net unrealized appreciation of
  investments .............................................            7,784,831
                                                                     -----------
Net Assets ................................................          $74,128,268
                                                                     ===========

Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($74,128,268 / 5,343,744
  shares outstanding) .....................................          $     13.87
                                                                     ===========


Statement of Operations
for the six months ended October 31, 1999 (unaudited)
================================================================================

Investment Income:
Interest ................................................           $   983,003
Dividends ...............................................               370,238
                                                                    -----------
    Total Income ........................................             1,353,241
                                                                    -----------
Expenses:
Advisory fee ............................................               256,183
Auditing and legal fees .................................                21,160
Transfer agent ..........................................                21,160
Registration and filing fees ............................                11,960
Printing and stationery .................................                11,040
Custodian fees ..........................................                10,280
Postage .................................................                10,120
Directors' fees and expenses ............................                 8,280
Telephone ...............................................                 4,600
Insurance, dues and other ...............................                 2,173
                                                                    -----------
    Total Expenses before
      custody credits ...................................               356,956
    Less: custody credits ...............................                (2,552)
                                                                    -----------
    Net Expenses ........................................               354,404
                                                                    -----------
Net Investment Income ...................................               998,837
                                                                    -----------
Net Realized and Unrealized Gain
  (Loss) on Investments:
    Net Realized Gain ...................................             6,434,339
    Change in Net Unrealized
      Appreciation ......................................              (350,073)
                                                                    -----------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ........................................             6,084,266
                                                                    -----------
Net Increase in Net Assets
  from Operations .......................................           $ 7,083,103
                                                                    ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                               Value Line Convertible Fund, Inc.

Statement of Changes in Net Assets
for the six months ended October 31, 1999 (unaudited) and for the year ended April 30, 1999
====================================================================================================
                                                               Six Months Ended    Year Ended
                                                               October 31, 1999     April 30,
                                                                 (unaudited)          1999
                                                               -------------------------------
Operations:
  Net investment income .....................................   $     998,837    $   3,168,591
  Net realized gain (loss) on investments ...................       6,434,339       (6,168,354)
  Change in net unrealized appreciation .....................        (350,073)        (952,017)
                                                                ------------------------------
  Net increase (decrease) in net assets from operations .....       7,083,103       (3,951,780)
                                                                ------------------------------

Distributions to Shareholders:
  Net investment income .....................................        (974,040)      (3,431,409)
  Net realized gain from investment transactions ............            --         (3,713,370)
                                                                ------------------------------
  Total distributions .......................................        (974,040)      (7,144,779)
                                                                ------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................     135,732,486      176,887,275
  Proceeds from reinvestment of distributions to shareholders         809,274        5,916,259
  Cost of shares repurchased ................................    (137,799,827)    (200,108,922)
                                                                ------------------------------
  Net decrease from capital share transactions ..............      (1,258,067)     (17,305,388)
                                                                ------------------------------
Total Increase (Decrease) in Net Assets .....................       4,850,996      (28,401,947)

Net Assets:
  Beginning of period .......................................      69,277,272       97,679,219
                                                                ------------------------------
  End of period .............................................   $  74,128,268    $  69,277,272
                                                                ==============================
Undistributed net investment income, at end of period .......   $     168,933    $     144,136
                                                                ==============================



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               9

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value  Line  Convertible  Fund,  Inc.  (the  "Fund")  is  registered  under  the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Fund's securities are valued by an independent pricing service approved by the Fund's Board of Directors. Securities for which quotations are not available from the pricing service are valued at the mean between the latest available and representative asked and bid prices provided by dealers in such securities. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amoritzing their value on the 61st day prior to maturity, if their original term exceeds 60 days.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

--------------------------------------------------------------------------------
10

                                               Value Line Convertible Fund, Inc.

                                                                October 31, 1999
--------------------------------------------------------------------------------

2.   Capital Share Transactions.

Transactions in capital stock were as follows:

                                                  Six Months
                                                    Ended               Year
                                                  October 31,           Ended
                                                     1999             April 30,
                                                  (unaudited)           1999
                                                  -----------------------------

Shares sold ..............................        10,391,188         13,575,401
Shares issued to shareholders
  in reinvestment
  of dividends ...........................            62,718            477,763
                                                  -----------------------------
                                                  10,453,906         14,053,164
Shares repurchased .......................        10,534,572         15,226,596
                                                  -----------------------------
Net decrease .............................           (80,666)        (1,173,432)
                                                  =============================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                               Six Months
                                                                 Ended
                                                           October 31, 1999
                                                              (unaudited)
                                                            --------------
PURCHASES:
  Investment Securities ................................      $34,290,811
                                                              ===========

SALES OR REDEMPTIONS:
  Investment Securities ................................      $50,780,290
                                                              ===========

At October 31, 1999, the aggregate cost of investment securities and repurchase agreements for federal income tax purposes was $66,884,772. The aggregate appreciation and depreciation of investments at October 31, 1999, based on a comparison of investment values and their costs for federal income tax purposes, was $8,903,533 and $1,118,702 respectively, resulting in a net depreciation of $7,784,831.

For federal income tax purposes the Fund had a net capital loss carryover at April 30, 1999 of $2,832,872 which will expire in the year 2007. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to its shareholders.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  with
     Affiliates

An advisory fee of $256,183 was paid or payable to Value Line, Inc. (the Adviser), for the six months ended October 31, 1999. This was computed at the rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund.

The Advisor and/or affiliated companies owned 210,406 shares of the Fund's capital stock, representing 3.9% of the outstanding shares at October 31, 1999.

--------------------------------------------------------------------------------
                                                                              11

Value Line Convertible Fund, Inc.

                          Other Information (unaudited)
================================================================================

Year 2000. Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.


--------------------------------------------------------------------------------
12

                                               Value Line Convertible Fund, Inc.

Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                                  Six Months Ended                           Years Ended April 30,
                                    Oct. 31, 1999     ------------------------------------------------------------------
                                     (unaudited)         1999            1998          1997            1996        1995
                                  ----------------    ------------------------------------------------------------------
Net asset value, beginning
  of period ........................   $ 12.77         $ 14.80         $ 13.07        $ 14.10        $ 11.79     $ 12.26
                                       ---------------------------------------------------------------------------------

  Income (loss) from investment
    operations:
  Net investment income ............       .20             .57             .65            .70            .66         .74
  Net gains or losses on securities
    (both realized and unrealized) .      1.09           (1.33)           2.50            .50           2.33        (.02)
                                       ---------------------------------------------------------------------------------
    Total from investment operations      1.29            (.76)           3.15           1.20           2.99         .72
                                       ---------------------------------------------------------------------------------

  Less distributions:
    Dividends from net
      investment income ............      (.19)           (.60)           (.67)          (.65)          (.68)       (.76)
    Distributions from realized
      capital gains ................      --              (.67)           (.75)         (1.58)          --          (.43)
                                       ---------------------------------------------------------------------------------
    Total distributions ............      (.19)          (1.27)          (1.42)         (2.23)          (.68)      (1.19)
                                       ---------------------------------------------------------------------------------
Net asset value, end of period .....   $ 13.87         $ 12.77         $ 14.80        $ 13.07        $ 14.10     $ 11.79
                                       =================================================================================
Total return .......................     10.26%+        -4.64%           25.04%          8.80%         26.07%       6.53%
                                       =================================================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................   $74,128         $69,277         $97,679        $68,684        $72,620     $50,523
Ratio of expenses to
  average net assets ...............      1.05%*(1)       1.00%*(1)        .98%(1)       1.01%(1)       1.08%       1.08%
Ratio of net investment income
  to average net assets ............      2.93%*          3.98%*          4.63%          4.94%          5.14%       6.13%
Portfolio turnover rate ............        61%+           123%            111%           164%           129%         87%

(1)  Before custody credits.

+    Not annualized.

*    Annualized.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
13

Value Line Convertible Fund, Inc.

                         The Value Line Family of Funds
================================================================================

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
16

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

DIRECTORS             Jean Bernhard Buttner
                      John W. Chandler
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Bruce H. Alston
                      Vice President
                      Nathan N. J. Grant
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                                                                         #501786